Consolidation Statements of Changes in (Deficits) Equity	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥)	Treasury stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained Earnings (Accumulated Deficit) CNY (¥)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	None controlling interests CNY (¥)	None controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance in US$ (in Dollars)	¥ 63,291		¥ 54,045,908				¥ 23,599,304		¥ 280,983,836		¥ 400,233		¥ 13,659,049		¥ 372,751,621
Balance at Dec. 31, 2021	¥ 63,291		54,045,908				23,599,304		280,983,836		400,233		13,659,049		372,751,621
Balance (in Shares) at Dec. 31, 2021 | shares	100,000,000	100,000,000
Issuance of ordinary shares in connection with IPO	¥ 6,848		140,690,442												140,697,290
Issuance of ordinary shares in connection with IPO (in Shares) | shares	10,000,000	10,000,000
Conversion of redeemable ordinary shares	¥ 7,608		45,977,268												45,984,876
Conversion of redeemable ordinary shares (in Shares) | shares	11,110,000	11,110,000
Net (loss) income									(199,161,807)				2,578,761		(196,583,046)
Deemed capital contribution from a shareholder for waive of interest expenses			1,380,324												1,380,324
Foreign currency translation adjustments											2,120,397				2,120,397
Balance at Dec. 31, 2022	¥ 77,747		242,093,942				23,599,304		81,822,029		2,520,630		16,237,810		366,351,462
Balance (in Shares) at Dec. 31, 2022 | shares	121,110,000	121,110,000
Balance in US$ (in Dollars)	¥ 77,747		242,093,942				23,599,304		81,822,029		2,520,630		16,237,810		366,351,462
Net (loss) income									(373,500,737)				(9,312,526)		(382,813,263)
Appropriation of statutory reserve							126,432		(126,432)
Disposal of a subsidiary							(168,026)						(637,916)		(805,942)
Conversion of mezzanine equity			(4,522,022)												(4,522,022)
Deemed capital contribution from a shareholder for waive of interest expenses			995,986												995,986
Foreign currency translation adjustments											3,575,835				3,575,835
Balance at Dec. 31, 2023	¥ 77,747		238,567,906				23,557,710		(291,805,140)		6,096,465		6,287,368		¥ (17,217,944)
Balance (in Shares) at Dec. 31, 2023 | shares	121,110,000	121,110,000													121,110,000	121,110,000
Balance in US$ (in Dollars)	¥ 77,747		238,567,906				23,557,710		(291,805,140)		6,096,465		6,287,368		¥ (17,217,944)
Net (loss) income									(33,513,515)				102,543		(33,410,972)	$ (4,577,541)
Waive of liabilities due by related parties			40,180,548		(7,664)										40,172,884
Share-based compensation	¥ 35,037		40,230,717												40,265,754
Share-based compensation (in Shares) | shares	48,000,000	48,000,000
Foreign currency translation adjustments											164,691				164,691	22,563
Balance at Dec. 31, 2024	¥ 112,784	$ 16,910	318,979,171	$ 44,749,654	(7,664)	$ (1,050)	23,557,710	$ 3,318,034	(325,318,655)	$ (45,691,491)	6,261,156	$ 839,005	6,389,911	$ 875,414	¥ 29,974,413	$ 4,106,476
Balance (in Shares) at Dec. 31, 2024 | shares	169,110,000	169,110,000													169,110,000	169,110,000
Balance in US$ (in Dollars)	¥ 112,784	$ 16,910	¥ 318,979,171	$ 44,749,654	¥ (7,664)	$ (1,050)	¥ 23,557,710	$ 3,318,034	¥ (325,318,655)	$ (45,691,491)	¥ 6,261,156	$ 839,005	¥ 6,389,911	$ 875,414	¥ 29,974,413	$ 4,106,476